Stockholders' deficit, Options Granted and Outstanding (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	May 06, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total number of options [Roll Forward]
Legacy options (in shares)				7,791,833	38,462	38,462
Acquired (in shares)						5,250,000
Granted (in shares)						2,503,371
Options outstanding (in shares)						7,791,833	38,462
Weighted average exercise price [Abstract]
Legacy options (in dollars per share)				$ 1.85	$ 6.76	$ 6.76
Acquired (in dollars per share)						1.82
Granted (in dollars per share)						1.83
Vested during period (in dollars per share)						1.89
Options outstanding (in dollars per share)						$ 1.85	$ 6.76
Vested options, number [Abstract]
Legacy options (in shares)				2,716,791	38,462	38,462
Acquired (in shares)						0
Granted (in shares)						0
Vested during period (in shares)						2,678,329
Options outstanding (in shares)						2,716,791	38,462
Vested options, weighted average exercise price (in dollars per share)						$ 1.89
Vested options, weighted average remaining contractual term						9 years 3 months 18 days
Vested options, aggregate intrinsic value						$ 2,357
Nonvested options, number [Roll Forward]
Legacy options (in shares)				5,075,042	0	0
Acquired (in shares)						5,250,000
Granted (in shares)						2,503,371
Vested during period (in shares)						(2,678,329)
Options outstanding (in shares)						5,075,042	0
Options expected to vest (in shares)						5,075,042
Non-vested options, weighted average exercise price (in dollars per share)						$ 1.82
Non-vested options, weighted average remaining contractual term						9 years 7 months 6 days
Non-vested options, aggregate intrinsic value						$ 4,448
Weighted average grant date fair value [Abstract]
Legacy options (in dollars per share)				$ 0.97	$ 8.06	$ 8.06
Acquired (in dollars per share)						0.92
Granted (in dollars per share)						0.97
Vested during period (in dollars per share)						1.02
Outstanding options (in dollars per share)						$ 0.97	$ 8.06
Share-based compensation expense		$ 1,543	$ 2,496	$ 7,047	$ 6,708
Estimated term						3 years
Stock Options [Member]
Total number of options [Roll Forward]
Granted (in shares)			160,000	300,000	5,993,000		38,462
Weighted average exercise price [Abstract]
Granted (in dollars per share)							$ 6.76
Nonvested options, number [Roll Forward]
Granted (in shares)			160,000	300,000	5,993,000		38,462
2019 Incentive Award Plan [Member]
Total number of options [Roll Forward]
Legacy options (in shares)				7,753,371	164,356	164,356
Options outstanding (in shares)						7,753,371	164,356
2019 Incentive Award Plan [Member] | Stock Options [Member]
Total number of options [Roll Forward]
Legacy options (in shares)					164,356	164,356
Granted (in shares)	2,503,371
Options outstanding (in shares)							164,356
Vested options, number [Abstract]
Legacy options (in shares)				912,917
Options outstanding (in shares)						912,917
Vested options, weighted average remaining contractual term							1 year 9 months 18 days
Nonvested options, number [Roll Forward]
Granted (in shares)	2,503,371
Weighted average grant date fair value [Abstract]
Share-based compensation expense						$ 10,300	$ 400
Incremental share-based compensation related to option re-pricing						$ 600
Estimated term						3 years
Dividend yield						0.00%
Risk-free rate, minimum						1.41%
Risk-free rate, maximum						2.39%
Volatility, minimum						55.00%
Volatility, maximum						62.10%
2019 Incentive Award Plan [Member] | Stock Options [Member] | Minimum [Member]
Weighted average grant date fair value [Abstract]
Award exercise period						5 years
Exercise price (in dollars per share)						$ 1.82
2019 Incentive Award Plan [Member] | Stock Options [Member] | Maximum [Member]
Weighted average grant date fair value [Abstract]
Award exercise period						10 years
Exercise price (in dollars per share)						$ 2.70